Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Period-End Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2672	7.0999	7.2513
Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.215	7.0809	6.9283